PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Balance Sheets
Condensed balance sheets

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Current assets:
Cash	22,218	3,104	477
Amounts due from subsidiaries	269,270	414,692	63,737
Total current assets	291,488	417,796	64,214
Non-current assets:
Investment in subsidiaries	2,309,225	2,027,530	311,626
Deferred cost, non-current	854	800	123
Total assets	2,601,567	2,446,126	375,963
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank borrowings	410,963	512,221	78,727
Accrued expenses and other liabilities	34,986	16,871	2,593
Amounts due to subsidiaries	989,440	982,985	151,082
Total current liabilities	1,435,389	1,512,077	232,402

Total liabilities	1,435,389	1,512,077	232,402

Shareholders’ equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares –500,000,000; issued shares –142,353,532 as of December 31,2016 and 2017; outstanding shares –130,091,977 as of December 31, 2016 and 2017)	105	105	16
Treasury stock	(8)	(8)	(1)
Additional paid-in capital	1,852,245	1,860,763	285,994
Accumulated other comprehensive loss	(87,968)	(47,418)	(7,288)
Accumulated deficit	(598,196)	(879,393)	(135,160)
Total shareholders’ equity	1,166,178	934,049	143,561
Total liabilities and shareholders’ equity	2,601,567	2,446,126	375,963

Condensed Statements of Comprehensive Income (Loss)
Condensed statements of comprehensive loss

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(21,623)	(22,843)	(24,431)	(3,755)
Selling expenses	(797)	(825)	(1,802)	(277)
Operating loss	(22,420)	(23,668)	(26,233)	(4,032)
Equity in loss of subsidiaries	(40,120)	(219,201)	(250,696)	(38,531)
Interest income	1,043	—	—	—
Interest expense	(20,619)	(19,326)	(7,554)	(1,161)
Change in fair value of derivatives	34,455	713	—	—
Loss on debt extinguishment	(36,648)	—	—	—
Foreign exchange gain	6,006	3,138	163	25
Net loss	(78,303)	(258,344)	(284,320)	(43,699)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	(27,923)	(41,394)	40,550	6,232
Total other comprehensive (loss) income	(27,923)	(41,394)	40,550	6,232
Comprehensive loss	(106,226)	(299,738)	(243,770)	(37,467)

Condensed Statements of Cash Flows
Condensed statements of cash flows

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net cash used in operating activities	(29,140)	(5,230)	(89,751)	(13,794)
Net cash (used in) generated from investing activities	(354,246)	785,513	(21,452)	(3,297)
Net cash generated from (used in) financing activities	196,366	(748,076)	127,106	19,535

Exchange rate effect on cash	13,663	(11,757)	(35,021)	(5,383)

Net (decrease) increase in cash	(173,357)	20,450	(19,118)	(2,939)
Cash at beginning of the year	175,125	1,768	22,218	3,415

Cash at end of the year	1,768	22,218	3,100	476